Note 18 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance at beginning of period		$ 8,648	$ 6,768
- Mining claims acquired		7,844	4,000
Decommissioning asset acquired			135
- Consumables and drilling		1,206	1,218
- Contractor		4	117
- Labour		308	208
- Power		36	39
Impairment *	[1]	(467)	(3,837)
Balance		17,579	8,648
Motapa [member]
Statement Line Items [Line Items]
Balance at beginning of period		0	0
- Mining claims acquired		7,844	0
Decommissioning asset acquired			0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
Impairment *	[1]	0	0
Balance		7,844	0
Maligreen [member]
Statement Line Items [Line Items]
Balance at beginning of period		4,196	0
- Mining claims acquired		0	4,000
Decommissioning asset acquired			135
- Consumables and drilling		1,170	14
- Contractor		0	0
- Labour		260	47
- Power		0	0
Impairment *	[1]	0	0
Balance		5,626	4,196
Connemara North [Member]
Statement Line Items [Line Items]
Balance at beginning of period		463	300
- Mining claims acquired		0	0
Decommissioning asset acquired			0
- Consumables and drilling		0	71
- Contractor		4	51
- Labour		0	41
- Power		0	0
Impairment *	[1]	(467)	0
Balance		0	463
Glen Hume [Member]
Statement Line Items [Line Items]
Balance at beginning of period		0	2,661
- Mining claims acquired		0	0
Decommissioning asset acquired			0
- Consumables and drilling		0	1,074
- Contractor		0	42
- Labour		0	60
- Power		0	0
Impairment *	[1]	0	(3,837)
Balance		0	0
GG [member]
Statement Line Items [Line Items]
Balance at beginning of period		3,618	3,523
- Mining claims acquired		0	0
Decommissioning asset acquired			0
- Consumables and drilling		36	16
- Contractor		0	0
- Labour		37	46
- Power		32	33
Impairment *	[1]	0	0
Balance		3,723	3,618
Sabiwa [member]
Statement Line Items [Line Items]
Balance at beginning of period		290	284
- Mining claims acquired		0	0
Decommissioning asset acquired			0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		4	6
Impairment *	[1]	0	0
Balance		294	290
Abercorn [member]
Statement Line Items [Line Items]
Balance at beginning of period		16	0
- Mining claims acquired		0	0
Decommissioning asset acquired			0
- Consumables and drilling		0	12
- Contractor		0	0
- Labour		11	4
- Power		0	0
Impairment *	[1]	0	0
Balance		27	16
Valentine [member]
Statement Line Items [Line Items]
Balance at beginning of period		65	0
- Mining claims acquired		0	0
Decommissioning asset acquired			0
- Consumables and drilling		0	31
- Contractor		0	24
- Labour		0	10
- Power		0	0
Impairment *	[1]	0	0
Balance		$ 65	$ 65

[1]	Caledonia has completed sufficient work to establish that the potential orebody at the Glen Hume and Connemara North properties will not meet Caledonia’s requirements in terms of size, grade and width. Accordingly, Caledonia will not exercise the option to acquire these properties.